Commitments and Contingencies (Details Textual)	12 Months Ended											12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 Omics2image [Member] USD ($)	Dec. 31, 2014 Omics2image [Member] EUR (€)	Dec. 31, 2014 Capital Addition Purchase Commitments [Member] USD ($)	Dec. 31, 2014 George Washington University (GWU) [Member] USD ($)	Dec. 31, 2014 George Washington University (GWU) [Member] Royalty Agreements [Member] USD ($)	Dec. 31, 2014 Dynamic Manufacturing LLC [Member] USD ($)	Dec. 31, 2014 Bridger Photonics [Member] USD ($)	Dec. 31, 2014 COAST Project [Member] USD ($)	Dec. 31, 2014 COAST Project [Member] EUR (€)	Dec. 31, 2014 Navitas Lease Corp [Member] USD ($)
Loss Contingencies [Line Items]
Malpractice Insurance, Maximum Coverage Per Incident (in dollars)	$ 5,000,000
Standard Product Warranty Description	1 year
Royalty Expenses (in dollars)	45,500	34,700
Accounts Payable and Accrued Liabilities, Current (in dollars)								124,000	59,000
Commitments Outstanding								373,300	21,900	77,000	60,000	68,000
License Costs						25,000
Minimum License Diligence Resources Year Two						12,500
Minimum License Diligence Resources After Year Two						20,000
License and Maintenance Revenue						30,000
Royalties Percentage on Net Sales of Licensed Products						7.00%
Royalties Percentage on Combination Products for Combined Cumulative Net Sales						5.00%
Sales Revenue, Services, Net						50,000,000
Reduce Royalties Percentage After Net Sales of Licensed Products						6.00%
Reduce Royalties Percentage on Combination Products for Combined Cumulative After Net Sales						4.00%
Minimum Royalties Year One						1,500
Minimum Royalties Year Two						2,500
Minimum Royalties Year Three						3,500
Minimum Royalties Year After Three Year						6,000
Accrued warranties	50,000	81,250
Commitment On Equipment Purchase					326,000
Long-term Purchase Commitment, Amount					104,524							26,266
Payment for Royalty						50,900
Accrued Liabilities, Current	31,104	653,047					29,300
Payments to Acquire Projects			$ 25,500	€ 20,000